FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2019	2018
Assets
Cash	$55,869	$86,878
Investment securities	1,116	694
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,272,991	2,078,655
Non-banks	8,260	7,194
Total investment in subsidiaries	2,281,251	2,085,849
Premises and equipment	1,344	1,361
Other assets	77,572	71,817
Total assets	$2,424,652	$2,254,099

Liabilities
Subordinated notes	$171,983	$171,416
Dividends payable	849	465
Other liabilities	4,115	3,969
Total liabilities	176,947	175,850
Shareholders’ equity	2,247,705	2,078,249
Total liabilities and shareholders’ equity	$2,424,652	$2,254,099

Statements of Income and Comprehensive Income

	Years Ended December 31,
(Dollars in thousands)	2019	2018	2017
Income
Interest income	$30	$23	$6
Noninterest income	191	0	86
Dividends from subsidiaries	196,800	107,340	54,600
Total income	197,021	107,363	54,692

Expenses
Interest expense	9,552	8,798	6,152
Salaries and employee benefits	8,169	6,413	5,519
Professional services	1,040	5,130	970
Other	6,599	5,648	4,819
Total expenses	25,360	25,989	17,460
Income before income taxes and equity in undistributed net earnings of subsidiaries	171,661	81,374	37,232
Income tax expense (benefit)	(5,975)	(6,687)	(7,080)
Equity in undistributed earnings (loss) of subsidiaries	20,439	84,534	52,475
Net income	$198,075	$172,595	$96,787

Comprehensive income	$254,900	$153,670	$104,840

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2019	2018	2017
Operating activities
Net income	$198,075	$172,595	$96,787
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(20,439)	(84,534)	(52,475)
Depreciation and amortization	584	194	193
Stock-based compensation expense	7,969	6,219	5,446
Deferred income taxes	1,255	739	(360)
(Decrease) increase in dividends payable	384	(10,500)	579
Increase (decrease) in other liabilities	(244)	9,979	(889)
Decrease (increase) in other assets	(7,187)	16,346	(6,951)
Net cash provided by (used in) operating activities	180,397	111,038	42,330

Investing activities
Capital contributions to subsidiaries	0	(3,000)	0
Net cash acquired (paid) in business combinations	(53,660)	11,353	0
Proceeds from sales and maturities of investment securities	264	0	0
Purchases of investment securities	(500)	0	0
Net cash (used in) provided by investing activities	(53,896)	8,353	0

Financing activities
(Decrease) increase in short-term borrowings	0	(8,333)	0
Cash dividends paid on common stock	(89,097)	(79,655)	(41,178)
Purchases of common stock	(66,218)	0	0
Proceeds from exercise of stock options, net of shares purchased	90	284	341
Other	(2,285)	(2,528)	(3,059)
Net cash (used in) provided by financing activities	(157,510)	(90,232)	(43,896)
Net increase (decrease) in cash	(31,009)	29,159	(1,566)
Cash at beginning of year	86,878	57,719	59,285
Cash at end of year	$55,869	$86,878	$57,719